ORGANIZATION AND PRINCIPAL ACTIVITIES - Disposal of subsidiaries under common control (Details) - CNY (¥) ¥ in Millions		12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Puxin
Disposal of subsidiaries under common control
Aggregated consideration	¥ 47
Difference between the consideration and the carrying value of the net assets	¥ 55
Hengcheng
Disposal of subsidiaries under common control
Pre-tax (loss)/income		¥ (2,048)	¥ 373	¥ 292
Aggregated consideration		67
Carrying value of net assets		723
Difference between the consideration and the carrying value of the net assets		¥ 656